CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Product revenues	$ 1,680,560,853	$ 690,057,249	$ 226,291,723
Other revenues	16,111,882	2,055,715	851,153
Total net revenues	1,696,672,735	692,112,964	227,142,876
Cost of goods sold (including inventory written down of $1,694,336, $12,166,659 and $33,883,024 for the years ended December 31, 2011, 2012 and 2013, respectively)	(1,288,900,456)	(537,637,860)	(183,801,334)
Gross profit	407,772,279	154,475,104	43,341,542
Fulfillment expenses (including shipping and handling expenses of $29,416,463, $53,897,805 and $117,492,970 for the years ended December 31, 2011, 2012 and 2013, respectively) (Note 16(e))	(197,812,615)	(96,523,444)	(45,478,327)
Marketing expenses (Note 16(e))	(74,498,341)	(32,272,629)	(15,253,325)
Technology and content expenses (Note 16(e))	(40,399,276)	(14,644,113)	(5,516,361)
General and administrative expenses (Note 16(e))	(49,943,775)	(25,541,812)	(84,575,539)
Total operating expenses	(362,654,007)	(168,981,998)	(150,823,552)
Other income(Note 11)	8,708,487	2,563,321	564,182
(Loss) income from operations	53,826,759	(11,943,573)	(106,917,828)
Interest expenses		(222,868)	(494,509)
Interest income	15,666,129	3,558,013	122,437
Exchange gain (loss)	1,356,766	(157,473)	18,375
(Loss) income before income taxes	70,849,654	(8,765,901)	(107,271,525)
Income tax expense (Note 12)	(18,549,791)	(706,173)
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Deemed dividend on issuance of Series A Preferred Shares			(49,214,977)
Net (loss) income attributable to ordinary shareholders	52,299,863	(9,472,074)	(156,486,502)
Net (loss) earnings per share (Note 13)
- Basic (in dollars per share)	$ 0.48	$ (0.11)	$ (3.38)
- Diluted (in dollars per share)	$ 0.45	$ (0.11)	$ (3.38)
Weighted average numbers of shares used in calculating net (loss) earnings per share:
- Basic (in shares)	108,962,637	88,849,206	46,255,574
- Diluted (in shares)	115,495,173	88,849,206	46,255,574
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	3,518,820	994,606	(569,628)
Comprehensive (loss) income	$ 55,818,683	$ (8,477,468)	$ (107,841,153)